DERIVATIVE INSTRUMENTS - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Other Assets [Member] | Loan Origination Commitments [Member]
Derivatives, Fair Value [Line Items]
Increase (Decrease) in other assets	$ (1,200,000)	$ 1,300,000
Other Assets [Member] | Commitments to Sell Loans Held for Sale [Member]
Derivatives, Fair Value [Line Items]
Increase (Decrease) in other assets	(2,000,000)	571,000
Other Liabilities [Member] | Loan Origination Commitments [Member]
Derivatives, Fair Value [Line Items]
Increase (Decrease) in other liabilities	(299,000)	(382,000)
Other Liabilities [Member] | Commitments to Sell Loans Held for Sale [Member]
Derivatives, Fair Value [Line Items]
Increase (Decrease) in other liabilities	230,000	(162,000)
Other Income [Member] | Loan Origination Commitments [Member]
Derivatives, Fair Value [Line Items]
Increase (Decrease) in other income	(873,000)	1,700,000
Other Income [Member] | Commitments to Sell Loans Held for Sale [Member]
Derivatives, Fair Value [Line Items]
Increase (Decrease) in other income	$ (2,200,000)	$ 733,000